                                  1999 ANNUAL
                                     REPORT
                                   ----------

                                     KEMPER
                                     SELECT

                        Variable Universal Life Policies

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Separate Account

PERIOD ENDED DECEMBER 31, 1999                                     [KEMPER LOGO]

                      (This page intentionally left blank)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS OF

KEMPER INVESTORS LIFE INSURANCE COMPANY AND POLICY OWNERS

OF VARIABLE SEPARATE ACCOUNT

  In our opinion, the accompanying combined statements of assets and liabilities and policy owners' equity and the related combined statements of operations and combined statements of changes in policy owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company Variable Separate Account (the "Company") at December 31, 1999 and the combined results of its operations for the year then ended and the combined changes in its policy owners' equity for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluations of the overall financial statement presentation. Our procedures included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the fund. We believe that our audits provide a reasonable basis for our opinion expressed above.

/S/ PRICEWATERHOUSECOOPERS LLP

February 24, 2000

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF ASSETS AND LIABILITIES
AND POLICY OWNERS' EQUITY
December 31, 1999
(IN THOUSANDS)

                                                     MONEY        TOTAL         HIGH                    GOVERNMENT
                                                     MARKET       RETURN       YIELD        GROWTH      SECURITIES
                                        COMBINED   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investment, at current value            $14,813      1,937        3,468          973        4,128         4,307
-------------------------------------------------------------------------------------------------------------------
Dividend and other receivables                6          5           --           --            1            --
-------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                         14,819      1,942        3,468          973        4,129         4,307
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 LIABILITIES AND POLICY OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------------------
Liabilities:
  Mortality and expense risk charges         11          1            3            1            3             3
-------------------------------------------------------------------------------------------------------------------
  Other                                      12         10           --           --            2            --
-------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                        23         11            3            1            5             3
-------------------------------------------------------------------------------------------------------------------
Policy owners' equity                   $14,796      1,931        3,465          972        4,124         4,304
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF POLICY OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------------------
  Excess (deficiency) of proceeds
    from units sold over payments
    for units redeemed                  $ 4,117      1,274          254          (55)         845         1,799
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment income         7,093        657        1,998        1,015        1,377         2,046
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on
  sales of investments                    2,596         --        1,012           25          981           578
-------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
  (depreciation) of investments             990         --          201          (13)         921          (119)
-------------------------------------------------------------------------------------------------------------------
Policy owners' equity                   $14,796      1,931        3,465          972        4,124         4,304
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF OPERATIONS
For the year ended December 31, 1999
(IN THOUSANDS)

                                                 MONEY           TOTAL            HIGH                         GOVERNMENT
                                                 MARKET          RETURN          YIELD           GROWTH        SECURITIES
                                 COMBINED      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Dividend and capital gain
  distributions                   $  733           63             326             125               --             219
-------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk
  charges                            132           24              26              13               29              40
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         601           39             300             112              (29)            179
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments:
    Net realized gain (loss)
      on sales of investments        817           --             196             (41)             662              --
-------------------------------------------------------------------------------------------------------------------------
    Change in unrealized
      appreciation
      (depreciation) of
      investments                    258           --             (16)            (58)             521            (189)
-------------------------------------------------------------------------------------------------------------------------
    Net realized and
      unrealized gain (loss)
      on investments               1,075           --             180             (99)           1,183            (189)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  POLICY OWNERS' EQUITY
  RESULTING FROM OPERATIONS       $1,676           39             480              13            1,154             (10)
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENTS OF CHANGES IN
POLICY OWNERS' EQUITY
For the years ended December 31, 1999 and 1998
(IN THOUSANDS)

                                                                                       MONEY MARKET
                                                                    COMBINED            SUBACCOUNT
                                                                -----------------    ----------------
                                                                 1999       1998      1999      1998
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment income (loss)                                  $   601     1,289        39        66
  Net realized gain (loss) on sales of investments                  817      (113)       --        --
  Change in unrealized appreciation (depreciation) of
    investments                                                     258       (30)       --        --
-----------------------------------------------------------------------------------------------------
    Net increase (decrease) in policy owners' equity
      resulting from operations                                   1,676     1,146        39        66
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
-----------------------------------------------------------------------------------------------------
  Proceeds from units sold                                        6,213     6,365     5,456     5,791
  Net transfers (to) from affiliate or subaccounts               (2,491)   (2,005)   (1,180)   (2,163)
  Payments for units redeemed                                    (4,443)   (5,039)   (3,350)   (3,694)
-----------------------------------------------------------------------------------------------------
    Net increase (decrease) in policy owners' equity from
      account unit transactions                                    (721)     (679)      926       (66)
-----------------------------------------------------------------------------------------------------
      Total increase (decrease) in policy owners' equity            955       467       965        --
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 POLICY OWNERS' EQUITY
-----------------------------------------------------------------------------------------------------
  Beginning of period                                            13,841    13,374       966       966
-----------------------------------------------------------------------------------------------------
  End of period                                                 $14,796    13,841     1,931       966
-----------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

TOTAL RETURN     HIGH YIELD        GROWTH            GOVERNMENT
 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SECURITIES SUBACCOUNT
-------------   -------------   -------------   ---------------------
1999    1998    1999    1998    1999    1998      1999        1998
---------------------------------------------------------------------
  300     489     112      71     (29)    431       179         232
  196     (67)    (41)    (42)    662    (288)       --         284
  (16)     (1)    (58)    (10)    521     234      (189)       (253)
---------------------------------------------------------------------
  480     421      13      19   1,154     377       (10)        263
---------------------------------------------------------------------
   97      63     121      86     506     393        33          32
 (358)    638    (341)   (502)   (568)    421       (44)       (399)
 (433)   (479)   (153)   (205)   (439)   (461)      (68)       (200)
---------------------------------------------------------------------

 (694)    222    (373)   (621)   (501)    353       (79)       (567)
---------------------------------------------------------------------
 (214)    643    (360)   (602)    653     730       (89)       (304)
---------------------------------------------------------------------
3,679   3,036   1,332   1,934   3,471   2,741     4,393       4,697
---------------------------------------------------------------------
3,465   3,679     972   1,332   4,124   3,471     4,304       4,393
---------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Separate Account (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial
                             Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index (SMI) replacing
                             Zurich. Allied Zurich p.l.c is included in the FTSE-100 Share Index in London.

                             The Separate Account is used to fund policies ("Policy") for Select variable universal life policies, Power V flexible premium variable universal life policies and Farmer's Power V variable universal life policies. The Separate Account is divided into five subaccounts and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series (the "Fund"), an open-end diversified management investment company. The Fund has added additional subaccounts, which are not reflected in the accompanying financial statements, and which are not available investment options to Select Policy Owners of the Separate Account. The Power V and Farmer's Power V Policy Owners also have additional subaccounts which invest exclusively in the shares of another fund, which are not reflected in the accompanying financial statements.

                             ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1999.

                             SECURITY TRANSACTIONS AND INVESTMENT
                             INCOME. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCOUNT UNIT TRANSACTIONS. Proceeds from a Policy are automatically allocated to the Money Market subaccount on the trade date for a 15 day period. At the end of this period, the Separate Account value (cash value) may be allocated to other subaccounts as designated by the owner of the Policy.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

NOTES TO COMBINED FINANCIAL STATEMENTS

                             FEDERAL INCOME TAXES. The operations of the
                             Separate Account are included in the Federal income tax return of KILICO. Under existing Federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without Federal income tax consequences.

--------------------------------------------------------------------------------

2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at December 31, 1999, are as
                             follows (in thousands):

                                                                                       SHARES
                                                                                       OWNED      COST
                             ---------------------------------------------------------------------------
                             Investors Fund Series Money Market Subaccount             1,937     $ 1,937
                             Investors Fund Series Total Return Subaccount             1,203       3,267
                             Investors Fund Series High Yield Subaccount                 849         986
                             Investors Fund Series Growth Subaccount                   1,018       3,207
                             Investors Fund Series Government Securities Subaccount    3,724       4,426
                             ---------------------------------------------------------------------------
                             TOTAL INVESTMENTS                                                   $13,823
                             ---------------------------------------------------------------------------

                             The underlying investments are summarized below.

                             MONEY MARKET SUBACCOUNT: This subaccount invests primarily in short-term obligations of major banks and corporations.

                             TOTAL RETURN SUBACCOUNT: This subaccount's investments will normally consist of fixed-income and equity securities. Fixed-income securities will include bonds and other debt securities and preferred stocks. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, the subaccount may also make private placement investments (which are normally restricted securities).

                             HIGH YIELD SUBACCOUNT: This subaccount invests in fixed-income securities, a substantial portion of which are high yielding fixed-income securities. These securities ordinarily will be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                             GROWTH SUBACCOUNT: This subaccount's investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, it may also make private placement investments (which are normally restricted securities).

                             GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests primarily in U.S. Government Securities. The subaccount may also invest in fixed-income securities other than U.S. Government securities and may engage in options and financial futures transactions.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              KILICO provides a death benefit payment upon the
                             death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy
                             Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy
                             Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate
                             Account value. Cost of insurance charges totaled approximately $101,366, $2,874,754 and $32,068 for the Select, Power V and Farmer's Power V Variable
                             Universal Life products,

NOTES TO COMBINED FINANCIAL STATEMENTS

                             respectively, for the year ended December 31, 1999. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of .90% of assets.

                             Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

                             A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V and Farmer's Power V policy's prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition costs over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO before investment of a policy owner's funds into the Separate Account.

                             Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the Policy's investment value, less applicable surrender charges. Interest is assessed against the policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the portfolios of the Fund which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4    NET TRANSFERS (TO)
     FROM AFFILIATE OR
     SUBACCOUNTS             Net transfers (to) from affiliate or subaccounts
                             include transfers of all or part of the Policy
                             Owner's interest to or from another subaccount or to the general account of KILICO.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    POLICY OWNERS'
     EQUITY Policy owners' equity at December 31, 1999, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                       SELECT POLICIES                                  OF UNITS   VALUE    EQUITY
                                       ---------------                                  --------   -----    -------
                                       Money Market Subaccount                              820    $1.771   $ 1,454
                                       ----------------------------------------------------------------------------
                                       Total Return Subaccount                            1,012     3.231     3,270
                                       ----------------------------------------------------------------------------
                                       High Yield Subaccount                                312     2.490       776
                                       ----------------------------------------------------------------------------
                                       Growth Subaccount                                    565     5.199     2,939
                                       ----------------------------------------------------------------------------
                                       Government Securities Subaccount                   2,002     2.131     4,267
                                       ----------------------------------------------------------------------------
                                         TOTAL SELECT POLICY OWNERS' EQUITY                                 $12,706
                                       ----------------------------------------------------------------------------

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                       POWER V POLICIES                                 OF UNITS   VALUE    EQUITY
                                       ----------------                                 --------   ------   -------
                                       Money Market Subaccount                             418     $1.141   $  477
                                       ----------------------------------------------------------------------------
                                       Total Return Subaccount                              45      4.337      195
                                       ----------------------------------------------------------------------------
                                       High Yield Subaccount                               135      1.439      194
                                       ----------------------------------------------------------------------------
                                       Growth Subaccount                                   189      6.271    1,185
                                       ----------------------------------------------------------------------------
                                       Government Securities Subaccount                     26      1.377       36
                                       ----------------------------------------------------------------------------
                                         TOTAL POWER V POLICY OWNERS' EQUITY                                $2,087
                                       ----------------------------------------------------------------------------

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                       FARMER'S POWER V POLICIES                        OF UNITS   VALUE    EQUITY
                                       -------------------------                        --------   ------   -------
                                       High Yield Subaccount                                2      $1.245     $2
                                       ----------------------------------------------------------------------------
                                       Government Securities Subaccount                     1       1.208      1
                                       ----------------------------------------------------------------------------
                                         TOTAL FARMERS POWER V POLICY OWNERS' EQUITY                          $3
                                       ----------------------------------------------------------------------------

Distributed by
Investors Brokerage Services, Inc.

                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
[KEMPER LOGO]                   Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797
[RECYCLED LOGO] PRINTED ON RECYCLED PAPER.
L-5759 (2/00)1042